FIXED ASSETS AND GOODWILL (Tables)	9 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF FIXED ASSETS

	September 30, 2021	December 31, 2020
Non-residential property – 20 year-life	$345,497	$-
Equipment – 5 year-life	5,772	-
Furniture and fixtures – 5 year-life	16,307	-
Accumulated depreciation	(5,514)	-
	$362,062	$-

SCHEDULE OF GOODWILL	As of September 30, 2021 and December 31, 2020, the Company has recorded goodwill as follows:
	September 30, 2021	December 31, 2020
Tickeri	$7,945,602	$-
Monster Creative	8,648,104	-
	$16,593,706	$-